Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment

At June 30, 2015 and December 31, 2014, property and equipment consists of the following:

	June 30, 2015	December 31, 2014
Computer equipment	$132,016	$120,513
Furniture and fixtures	27,937	22,323
Leasehold improvements	57,102	55,102
	217,055	197,938
Less accumulated depreciation and amortization	169,853	161,838
Total	$47,202	$36,100

At December 31, 2014 and 2013, property and equipment consists of the following:

	2014	2013
Computer equipment	$120,513	$120,513
Furniture and fixtures	22,323	13,314
Leasehold improvements	55,102	57,980
	197,938	191,807

Less accumulated depreciation and amortization	161,838	148,458

Total	$36,100	$43,349